Other investments	12 Months Ended
Dec. 31, 2019
Other investments
Other investments

12 Other investments

	2019	2018	2017
	$m	$m	$m
Non-current investments
Equity securities at fair value through other comprehensive income	1,339	833	–
Equity securities available for sale	–	–	933
Fixed income securities at fair value through profit and loss	62	–	–
Total	1,401	833	933
Current investments
Fixed income securities at fair value through profit and loss	811	809	–
Fixed income securities available for sale	–	–	1,150
Fixed deposits	38	40	80
Total	849	849	1,230

Investments classified as available for sale in 2017 under IAS 39 have been reclassified in 2018 on adoption of IFRS 9 on 1 January 2018, as either at fair value through Other comprehensive income or at fair value through profit and loss.

Other investments classified as at fair value through Other comprehensive income and at fair value through profit and loss (IFRS 9)

Other investments held at fair value through Other comprehensive income include equity securities which are not held for trading and which the Group has irrevocably elected at initial recognition to recognise in this category. Other investments held at fair value through profit and loss comprise fixed income securities that the Group holds to sell.

The fair value of listed investments is based on year end quoted market prices. Fixed deposits are held at amortised cost with carrying value being a reasonable approximation of fair value given their short-term nature.

Other investments previously classified as available for sale in 2017 (IAS 39)

Impairment charges of $14m in respect of available for sale equity securities were included in Other operating income and expense in 2017. Equity and fixed income securities available for sale were held at fair value until reclassification.

Fair value hierarchy

The table below analyses equity securities and bonds, contained within Other investments and carried at fair value, by valuation method. The different levels have been defined as follows:

>	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities
>	Level 2: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices)
>	Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).

	2019	2019	2018	2018	2017
	FVPL	FVOCI	FVPL	FVOCI	AFS
	$m	$m	$m	$m	$m
Level 1	873	1,112	809	667	1,408
Level 2	–	–	–	–	–
Level 3	–	227	–	166	675
Total	873	1,339	809	833	2,083

Equity securities that are analysed at Level 3 include investments in private biotech companies. In the absence of specific market data, these unlisted investments are held at fair value calculated by taking costs and adjusting as necessary for impairments and revaluations on new funding rounds, which approximates to fair value. Movements in Level 3 investments are detailed below:

	2019	2018	2017
	FVOCI	FVOCI	AFS
	$m	$m	$m
At 1 January	166	675	641
Additions	5	79	53
Revaluations	56	(147)	(1)
Transfers out	2	(434)	(12)
Disposals	(5)	(6)	(15)
Impairments and exchange adjustments	3	(1)	9
At 31 December	227	166	675

Assets are transferred in or out of Level 3 on the date of the event or change in circumstances that caused the transfer.